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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)          (Zip code)

Sheri Morris      11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/16

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	ESC-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.19%

Belgium–2.31%

Sioen Industries N.V.	251,000	$ 7,373,276
Van de Velde N.V.	62,106	4,488,794
		11,862,070

France–25.08%

Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,349,487
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	4,844,568
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	46,988	5,151,715
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	6,867,323
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	3,474,409
Constuctions Industrielles de la Mediterranee S.A.	80,972	8,431,982
Gaztransport & Technigaz S.A.	120,000	3,466,433
GEA	49,000	4,714,531
Gerard Perrier Industrie S.A.	169,171	7,303,170
Infotel S.A.	165,142	7,012,364
Linedata Services (a)	506,159	25,399,081
Maisons France Confort S.A.	112,990	5,990,969
Manutan International	93,000	5,631,017
Metropole Television S.A.	237,302	4,281,166
Neurones	280,000	7,234,374
Tessi S.A.	88,294	13,885,909
Total Gabon	8,432	1,193,483
Trigano S.A.	100,188	7,033,011
Wavestone	42,444	4,253,009
		128,518,001

Germany–5.45%

CANCOM S.E.	50,310	2,626,569
CENIT AG	313,211	7,248,019
HolidayCheck Group AG (b)	1,123,687	3,029,505
MorphoSys AG (b)	101,912	4,261,624
Nexus AG	230,566	4,773,486
SMT Scharf AG (b)	89,110	1,109,127
Takkt AG	218,690	4,903,482
		27,951,812

Greece–3.27%

Autohellas S.A.	207,551	2,727,883
Hellenic Exchanges - Athens Stock Exchange S.A.	940,000	4,353,315
Karelia Tobacco Co. Inc. S.A.	7,255	2,078,226
METKA Industrial-Construction S.A.	914,192	7,609,756
		16,769,180

	Shares	Value

Ireland–7.45%

CPL Resources PLC	829,792	$ 5,220,022
Fyffes PLC	4,410,483	7,312,866
IFG Group PLC	957,483	2,043,618
Origin Enterprises PLC	1,330,237	8,404,066
Total Produce PLC	8,216,323	15,192,261
		38,172,833

Israel–4.12%

Hilan Ltd.	517,409	8,199,491
Israel Discount Bank Ltd. -Class A (b)	5,598,000	10,304,241
MIND C.T.I. Ltd. (a)	1,200,000	2,592,000
		21,095,732

Italy–4.69%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	920,532	12,305,548
El.En. S.p.A.	555,968	11,741,477
		24,047,025

Norway–5.02%

Bonheur ASA	596,206	3,594,612
Ekornes ASA	590,214	7,567,319
Kongsberg Gruppen ASA	296,721	4,602,340
NextGenTel Holding ASA	903,998	3,290,555
Wilh. Wilhelmsen Holding ASA -Class A	314,539	6,665,745
		25,720,571

Portugal–0.23%

Conduril - Engenharia S.A.	31,412	1,164,460

Romania–5.21%

Banca Transilvania	10,862,551	6,492,275
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	1,931,512	11,348,914
Transgaz SA Medias	114,300	8,838,969
		26,680,158

Spain–1.55%

Baron de Ley, S.A. (b)	68,000	7,929,054

Switzerland–4.92%

Carlo Gavazzi Holding AG	18,625	4,563,259
Kardex AG	161,048	15,451,589
OC Oerlikon Corp. AG	521,945	5,211,928
		25,226,776

Turkey–1.06%

Yazicilar Holding A.S. -Class A	1,251,313	5,434,687

United Kingdom–17.83%

City of London Investment Group PLC	900,000	4,480,186
Clarkson PLC	188,808	5,130,196

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

DCC PLC	58,026	$5,284,346
Diploma PLC	458,327	5,222,598
Eurocell PLC	1,265,000	2,992,786
Fairpoint Group PLC (a)	2,296,500	2,396,539
Hargreaves Services PLC	565,431	1,396,358
IG Group Holdings PLC	394,373	4,452,948
Jupiter Fund Management PLC	867,000	4,781,221
Micro Focus International PLC	430,709	12,272,524
NAHL Group PLC	1,694,183	5,545,542
Renew Holdings PLC	600,000	2,860,396
SafeStyle UK PLC	1,802,000	6,400,702
Savills PLC	981,600	9,111,080
Staffline Group PLC	610,000	6,840,191
Tullett Prebon PLC	876,220	3,789,322
Ultra Electronics Holdings PLC	168,512	3,873,128
XLMedia PLC	3,875,000	4,533,579
		91,363,642
Total Common Stocks & Other Equity Interests (Cost $403,306,407)		451,936,001

	Shares	Value

Money Market Funds–9.36%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	28,792,427	$28,792,427
Treasury Portfolio –Institutional Class, 0.23% (c)	19,194,951	19,194,951
Total Money Market Funds (Cost $47,987,378)		47,987,378
TOTAL INVESTMENTS–97.55% (Cost $451,293,785)		499,923,379
OTHER ASSETS LESS LIABILITIES–2.45%		12,557,844
NET ASSETS–100.00%		$512,481,223

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2016 was $30,387,620, which represented 5.93% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Small Company Fund

A. Security	Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $16,453,747 and from Level 2 to Level 1 of $157,898,612, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Belgium	$11,862,070	$—	$—	$11,862,070
France	128,518,001	—	—	128,518,001
Germany	27,951,812	—	—	27,951,812
Greece	12,415,865	4,353,315	—	16,769,180
Ireland	38,172,833	—	—	38,172,833
Israel	21,095,732	—	—	21,095,732
Italy	24,047,025	—	—	24,047,025
Norway	19,054,826	6,665,745	—	25,720,571
Portugal	1,164,460	—	—	1,164,460
Romania	26,680,158	—	—	26,680,158
Spain	7,929,054	—	—	7,929,054
Switzerland	25,226,776	—	—	25,226,776
Turkey	—	5,434,687	—	5,434,687
United Kingdom	91,363,642	—	—	91,363,642
United States	47,987,378	—	—	47,987,378
Total Investments	$483,469,632	$16,453,747	$—	$499,923,379

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended September 30, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/16	Dividend Income
CENIT AG (a)	$10,307,546	$—	$(3,372,667)	$(883,218)	$1,196,358	$7,248,019	$389,278
Fairpoint Group PLC	3,713,973	752,937	—	(2,070,371)	—	2,396,539	207,558
Linedata Services	18,020,237	—	—	7,378,844	—	25,399,081	2,095,116
MIND C.T.I. Ltd.	2,403,500	505,008	—	(316,508)	—	2,592,000	195,453
Total	$34,445,256	$1,257,945	$(3,372,667)	$4,108,747	$1,196,358	$37,635,639	$2,887,405

(a)	As of September 30, 2016, this security is no longer considered as an affiliate of the Fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $67,561,305 and $34,949,096, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,498,175
Aggregate unrealized (depreciation) of investment securities	(57,173,204)
Net unrealized appreciation of investment securities	$46,324,971
Cost of investments for tax purposes is $453,598,408.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	GCE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.06%

Australia–1.58%

Australia and New Zealand Banking Group Ltd.	680,782	$14,459,199

China–0.99%

Baidu, Inc. -ADR(a)	50,000	9,103,500

Finland–0.83%

Sampo Oyj -Class A	170,972	7,605,631

France–4.83%

Danone	241,634	17,928,583
LVMH Moet Hennessy Louis Vuitton S.E.	74,183	12,650,021
Publicis Groupe S.A.	180,781	13,671,368
		44,249,972

Hong Kong–2.20%

AIA Group Ltd.	3,013,600	20,192,105

Israel–1.23%

Teva Pharmaceutical Industries Ltd. -ADR	244,733	11,260,165

Japan–7.35%

Hitachi, Ltd.	2,638,000	12,338,262
KDDI Corp.	550,200	16,901,268
Komatsu Ltd.	686,201	15,723,651
Mitsui O.S.K. Lines, Ltd.	2,454,000	5,710,800
Toyota Motor Corp.	287,600	16,678,999
		67,352,980

Netherlands–6.82%

GrandVision N.V. -REGS (b)	421,094	11,707,640
ING Groep N.V.	992,356	12,251,246
Koninklijke DSM N.V.	185,492	12,535,686
Koninklijke Philips N.V.	480,570	14,241,198
Randstad Holding N.V.	258,526	11,776,336
		62,512,106

Singapore–1.00%

DBS Group Holdings Ltd.	811,900	9,216,772

Sweden–0.82%

Sandvik AB	683,372	7,515,447

Switzerland–3.49%

ABB Ltd.	605,241	13,588,950
Roche Holding AG	74,273	18,401,997
		31,990,947

Taiwan–2.49%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,889,000	22,801,489

	Shares	Value

United Kingdom–13.99%

British American Tobacco PLC	145,849	$9,328,833
Delphi Automotive PLC	241,339	17,212,298
Diageo PLC	655,758	18,791,281
Liberty Global PLC -Series A (a)	517,935	17,703,018
Rio Tinto PLC	296,991	9,883,904
Royal Dutch Shell PLC -Class A -ADR	322,768	16,160,994
St. James’s Place PLC	1,526,203	18,794,717
Vodafone Group PLC -ADR	701,174	20,439,222
		128,314,267

United States–52.44%

AbbVie Inc.	222,529	14,034,904
Allergan PLC (a)	44,236	10,187,993
Alphabet Inc. -Class C (a)	37,372	29,048,882
American Express Co.	349,892	22,407,084
Amphenol Corp. -Class A	105,345	6,838,997
Berkshire Hathaway Inc. -Class A (a)	57	12,324,540
Biogen Inc. (a)	49,937	15,631,779
BioMarin Pharmaceutical Inc. (a)	23,755	2,197,813
Cabot Oil & Gas Corp.	292,073	7,535,483
Celgene Corp. (a)	161,724	16,905,010
Chevron Corp.	82,624	8,503,662
Coca-Cola Co. (The)	296,616	12,552,789
Cognizant Technology Solutions Corp. -Class A (a)	291,722	13,918,057
Comcast Corp. -Class A	213,265	14,148,000
Concho Resources Inc. (a)	54,969	7,549,992
Eaton Corp. PLC	265,070	17,417,750
Exxon Mobil Corp.	160,456	14,004,600
First Republic Bank	284,809	21,961,622
General Electric Co.	482,243	14,284,038
Halliburton Co.	219,486	9,850,532
HCA Holdings, Inc. (a)	148,606	11,239,072
Hertz Global Holdings, Inc. (a)	96,865	3,890,098
Home Depot, Inc. (The)	54,356	6,994,530
Incyte Corp. (a)	18,397	1,734,653
International Business Machines Corp.	150,852	23,962,840
Marsh & McLennan Cos., Inc.	230,261	15,485,052
McKesson Corp.	37,951	6,328,329
Moody’s Corp.	197,889	21,427,421
Nielsen Holdings PLC	154,688	8,286,636
Priceline Group Inc. (The) (a)	5,173	7,612,018
Progressive Corp. (The)	470,908	14,833,602
QUALCOMM, Inc.	294,561	20,177,429
Sherwin-Williams Co. (The)	39,777	11,004,705
Shire PLC -ADR	77,091	14,944,861
Thermo Fisher Scientific, Inc.	58,070	9,236,614
United Parcel Service, Inc. -Class B	102,596	11,219,899
Vertex Pharmaceuticals Inc. (a)	18,753	1,635,449

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Wal-Mart Stores, Inc.	126,678	$9,136,017
Walgreens Boots Alliance, Inc.	128,031	10,321,859
		480,774,611
TOTAL INVESTMENTS–100.06% (Cost $862,652,964)		917,349,191
OTHER ASSETS LESS LIABILITIES–(0.06)%		(519,692)
NET ASSETS–100.00%		$916,829,499

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2016 represented 1.28% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $9,883,904 and from Level 2 to Level 1 of $147,137,073, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$14,459,199	$—	$14,459,199
China	9,103,500	—	—	9,103,500
Finland	7,605,631	—	—	7,605,631
France	44,249,972	—	—	44,249,972
Hong Kong	—	20,192,105	—	20,192,105
Israel	11,260,165	—	—	11,260,165
Japan	16,901,268	50,451,712	—	67,352,980
Netherlands	62,512,106	—	—	62,512,106
Singapore	—	9,216,772	—	9,216,772
Sweden	7,515,447	—	—	7,515,447
Switzerland	13,588,950	18,401,997	—	31,990,947
Taiwan	—	22,801,489	—	22,801,489
United Kingdom	90,306,813	38,007,454	—	128,314,267
United States	480,774,611	—	—	480,774,611
Total Investments	$743,818,463	$173,530,728	$—	$917,349,191

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $218,012,404 and $303,392,055, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$94,208,036
Aggregate unrealized (depreciation) of investment securities	(41,258,666)
Net unrealized appreciation of investment securities	$52,949,370
Cost of investments for tax purposes is $864,399,821.

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	ISC-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.80%

Brazil–9.62%

Fleury S.A.	774,936	$9,140,027
TOTVS S.A.	189,000	1,765,899
Wilson Sons Ltd. -BDR	922,700	9,929,347
		20,835,273

Canada–13.32%

Aritzia Inc. (a)	175,000	2,134,797
Brookfield Real Estate Services, Inc.	172,000	2,176,883
Calian Group Ltd.	367,000	6,498,609
Cequence Energy Ltd. (a)	2,353,000	511,288
Epsilon Energy Ltd. (a)	1,578,800	3,611,162
exactEarth Ltd. (a)	385,656	414,589
Medical Facilities Corp.	151,600	2,533,602
Total Energy Services Inc.	722,190	7,411,312
TransGlobe Energy Corp.	1,789,922	3,548,183
		28,840,425

Egypt–2.33%

Eastern Tobacco	216,320	5,049,825

France–10.83%

AURES Technologies SA	67,164	1,462,195
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	3,866,863
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,687,088
Linedata Services	58,928	2,957,010
Metropole Television S.A.	252,758	4,560,007
Precia S.A. (b)	35,321	6,110,388
Tessi S.A.	11,400	1,792,867
		23,436,418

Germany–3.96%

MorphoSys AG (a)	120,702	5,047,360
Takkt AG	157,000	3,520,264
		8,567,624

Greece–1.70%

European Reliance General Insurance Co. S.A.	181,351	374,846
METKA Industrial-Construction S.A.	397,000	3,304,637
		3,679,483

Ireland–2.70%

Total Produce PLC	3,165,000	5,852,193

Israel–1.36%

Israel Discount Bank Ltd. -Class A (a)	1,600,000	2,945,121

	Shares	Value

Italy–3.23%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	523,910	$7,003,558

Japan–4.96%

EXEDY Corp.	225,500	5,737,734
Nippon Ceramic Co., Ltd.	268,100	5,000,561
		10,738,295

Malaysia–0.89%

7-Eleven Malaysia Holdings Berhad	4,414,800	1,920,174

Mexico–1.24%

Bolsa Mexicana de Valores, S.A.B. de C.V.	1,691,300	2,693,953

Netherlands–1.92%

Aalberts Industries N.V.	121,823	4,153,394

New Zealand–1.80%

Freightways Ltd.	812,632	3,888,388

Norway–0.87%

Kongsberg Gruppen ASA	120,919	1,875,534

Philippines–3.11%

Energy Development Corp.	54,981,350	6,734,683

Romania–5.56%

Banca Transilvania	7,225,957	4,318,774
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	4,148,218
Transgaz SA Medias	46,200	3,572,707
		12,039,699

Switzerland–0.94%

Kardex AG	21,300	2,043,607

Thailand–0.82%

Major Cineplex Group PCL	1,992,200	1,771,062

Turkey–0.72%

Yazicilar Holding A.S. -Class A	358,400	1,556,598

United Kingdom–20.92%

Clarkson PLC	142,000	3,858,353
DCC PLC	75,551	6,880,323
Eurocell PLC	930,000	2,200,230
Goodwin PLC	40,000	1,114,861
HomeServe PLC	327,805	2,447,712
IG Group Holdings PLC	244,959	2,765,883
Jupiter Fund Management PLC	873,948	4,819,537
Lancashire Holdings Ltd.	216,465	1,881,520
Micro Focus International PLC	341,149	9,720,622
Mortgage Advice Bureau (Holdings) Ltd.	615,000	2,527,299
Savills PLC	591,866	5,493,621

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

United Kingdom–(continued)

Tullett Prebon PLC	366,680	$1,585,753
		45,295,714
Total Common Stocks & Other Equity Interests (Cost $171,370,399)		200,921,021

Money Market Funds–7.56%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	9,816,179	9,816,179

Treasury Portfolio – Institutional Class, 0.23% (c)	6,544,119	6,544,119
Total Money Market Funds (Cost $16,360,298)		16,360,298
TOTAL INVESTMENTS–100.36% (Cost $187,730,697)		217,281,319
OTHER ASSETS LESS LIABILITIES–(0.36)%		(770,544)
NET ASSETS–100.00%		$216,510,775

Investment Abbreviations:

BDR	— Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2016 represented 2.82% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Small Company Fund

E. Forward	Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $1,556,598 and from Level 2 to Level 1 of $81,788,497, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Brazil	$20,835,273	$—	$—	$20,835,273
Canada	28,840,425	—	—	28,840,425
Egypt	5,049,825	—	—	5,049,825
France	23,436,418	—	—	23,436,418
Germany	8,567,624	—	—	8,567,624
Greece	3,679,483	—	—	3,679,483
Ireland	5,852,193	—	—	5,852,193
Israel	2,945,121	—	—	2,945,121
Italy	7,003,558	—	—	7,003,558
Japan	—	10,738,295	—	10,738,295
Malaysia	1,920,174	—	—	1,920,174
Mexico	2,693,953	—	—	2,693,953
Netherlands	4,153,394	—	—	4,153,394
New Zealand	3,888,388	—	—	3,888,388
Norway	1,875,534	—	—	1,875,534
Philippines	—	6,734,683	—	6,734,683
Romania	12,039,699	—	—	12,039,699
Switzerland	2,043,607	—	—	2,043,607
Thailand	1,771,062	—	—	1,771,062
Turkey	—	1,556,598	—	1,556,598
United Kingdom	45,295,714	—	—	45,295,714
United States	16,360,298	—	—	16,360,298
Total Investments	$198,251,743	$19,029,576	$—	$217,281,319

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended September 30, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/16	Dividend Income
Precia S.A.	$4,936,707	$—	$—	$1,173,681	$—	$6,110,388	$69,898

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $20,554,083 and $95,445,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$48,793,942
Aggregate unrealized (depreciation) of investment securities	(21,237,308)
Net unrealized appreciation of investment securities	$27,556,634
Cost of investments for tax purposes is $189,724,685.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	SCE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.03%

Air Freight & Logistics–0.88%

Forward Air Corp.	265,938	$11,504,478

Alternative Carriers–0.95%

Iridium Communications Inc. (b)(c)	1,529,461	12,403,929

Apparel Retail–1.02%

American Eagle Outfitters, Inc.	748,737	13,372,443

Apparel, Accessories & Luxury Goods–0.91%

Columbia Sportswear Co.	210,661	11,952,905

Application Software–3.69%

Blackbaud, Inc.	225,611	14,967,034
MicroStrategy Inc. -Class A (c)	72,184	12,086,489
SS&C Technologies Holdings, Inc.	381,510	12,265,547
Verint Systems Inc. (c)	240,480	9,049,262
		48,368,332

Asset Management & Custody Banks–0.36%

Janus Capital Group Inc.	341,247	4,780,870

Auto Parts & Equipment–0.96%

Visteon Corp.	175,648	12,586,936

Biotechnology–1.78%

Neurocrine Biosciences, Inc. (c)	274,315	13,891,311
Retrophin, Inc. (c)	419,573	9,390,044
		23,281,355

Broadcasting–1.10%

Nexstar Broadcasting Group, Inc. -Class A (b)	249,888	14,421,036

Building Products–2.24%

Apogee Enterprises, Inc.	387,248	17,306,113
Trex Co., Inc. (c)	206,119	12,103,308
		29,409,421

Casinos & Gaming–1.11%

Boyd Gaming Corp. (c)	732,639	14,491,599

Construction & Engineering–1.61%

Dycom Industries, Inc. (c)	139,009	11,368,156
Primoris Services Corp.	472,435	9,732,161
		21,100,317

Construction Materials–0.97%

Eagle Materials Inc.	164,854	12,743,214

Data Processing & Outsourced Services–3.34%

DST Systems, Inc.	124,772	14,713,114
Euronet Worldwide, Inc. (c)	38,991	3,190,634
Genpact Ltd. (c)	459,077	10,994,894

	Shares	Value

Data Processing & Outsourced Services–(continued)

Jack Henry & Associates, Inc.	174,845	$14,957,990
		43,856,632

Diversified Support Services–0.82%

Mobile Mini, Inc.	356,563	10,768,203

Electrical Components & Equipment–2.32%

EnerSys	258,992	17,919,657
Generac Holdings, Inc. (c)	344,831	12,517,365
		30,437,022

Electronic Components–0.93%

Belden Inc.	177,147	12,221,372

Electronic Equipment & Instruments–2.26%

Coherent, Inc. (c)	141,259	15,614,770
Zebra Technologies Corp. -Class A (c)	201,983	14,060,036
		29,674,806

Environmental & Facilities Services–2.55%

ABM Industries Inc.	248,847	9,879,226
Team, Inc. (c)	290,524	9,503,040
Waste Connections, Inc. (Canada)	189,091	14,125,098
		33,507,364

Gas Utilities–1.31%

UGI Corp.	380,171	17,198,936

Health Care Equipment–4.95%

Analogic Corp.	169,345	15,003,967
Hill-Rom Holdings, Inc.	304,308	18,861,010
Nevro Corp. (b)(c)	152,097	15,877,406
Wright Medical Group N.V. (c)	620,694	15,225,624
		64,968,007

Health Care Facilities–0.89%

Acadia Healthcare Co., Inc. (c)	234,257	11,607,434

Health Care REIT’s–1.02%

Healthcare Trust of America, Inc. -Class A	411,009	13,407,114

Health Care Services–0.59%

Team Health Holdings, Inc. (c)	239,298	7,791,543

Health Care Technology–1.06%

HMS Holdings Corp. (c)	624,497	13,845,098

Home Entertainment Software–1.36%

Take-Two Interactive Software, Inc. (c)	394,865	17,800,514

Home Furnishings–0.89%

La-Z-Boy Inc.	474,906	11,663,691

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Homebuilding–0.55%

Beazer Homes USA, Inc. (c)	619,594	$7,224,466

Household Appliances–0.94%

Helen of Troy Ltd. (c)	143,025	12,324,464

Industrial Machinery–3.23%

Albany International Corp. -Class A	372,788	15,798,755
SPX Corp. (c)	540,182	10,879,266
Watts Water Technologies, Inc. -Class A	241,674	15,670,142
		42,348,163

Investment Banking & Brokerage–1.49%

E*TRADE Financial Corp. (c)	672,925	19,595,576

IT Consulting & Other Services–0.67%

Luxoft Holding, Inc. (c)	166,442	8,796,460

Leisure Facilities–1.16%

Vail Resorts, Inc.	97,300	15,264,424

Life & Health Insurance–0.87%

CNO Financial Group, Inc.	751,015	11,467,999

Life Sciences Tools & Services–1.84%

Bio-Techne Corp.	123,927	13,570,006
Cambrex Corp. (c)	236,180	10,500,563
		24,070,569

Multi-Line Insurance–1.64%

American Financial Group, Inc.	186,524	13,989,300
Horace Mann Educators Corp.	206,672	7,574,529
		21,563,829

Office Services & Supplies–0.78%

Pitney Bowes Inc.	560,593	10,180,369

Oil & Gas Equipment & Services–1.96%

Forum Energy Technologies Inc. (c)	663,126	13,169,682
Superior Energy Services, Inc.	702,822	12,580,514
		25,750,196

Oil & Gas Exploration & Production–3.58%

Energen Corp.	272,690	15,739,667
Newfield Exploration Co. (c)	349,113	15,172,451
RSP Permian Inc. (c)	414,426	16,071,440
		46,983,558

Packaged Foods & Meats–2.29%

Pinnacle Foods Inc.	373,176	18,722,240
TreeHouse Foods, Inc. (c)	129,275	11,271,487
		29,993,727

Paper Packaging–1.61%

Graphic Packaging Holding Co.	1,509,872	21,123,109

Pharmaceuticals–2.35%

Impax Laboratories, Inc. (c)	344,677	8,168,845
Phibro Animal Health Corp. -Class A	365,870	9,944,347

	Shares	Value

Pharmaceuticals–(continued)

Supernus Pharmaceuticals Inc. (c)	515,762	$12,754,794
		30,867,986

Property & Casualty Insurance–0.97%

Hanover Insurance Group Inc. (The)	168,177	12,683,909

Real Estate Operating Companies–0.92%

Kennedy-Wilson Holdings Inc.	532,860	12,015,993

Real Estate Services–0.74%

Jones Lang LaSalle Inc.	84,737	9,642,223

Regional Banks–9.58%

Bank of the Ozarks, Inc.	319,558	12,271,027
BankUnited, Inc.	367,138	11,087,568
East West Bancorp, Inc.	376,741	13,830,162
Glacier Bancorp, Inc.	310,541	8,856,629
Great Western Bancorp, Inc.	420,953	14,026,154
IBERIABANK Corp.	200,940	13,487,093
Pinnacle Financial Partners, Inc.	232,733	12,586,201
Synovus Financial Corp.	411,770	13,394,878
Webster Financial Corp.	341,477	12,979,541
Western Alliance Bancorp (c)	349,099	13,105,176
		125,624,429

Restaurants–1.94%

Panera Bread Co. -Class A (c)	59,572	11,599,860
Papa John’s International, Inc.	175,817	13,863,170
		25,463,030

Semiconductor Equipment–2.57%

Entegris Inc. (c)	1,015,001	17,681,318
Tessera Technologies Inc.	415,232	15,961,518
		33,642,836

Semiconductors–3.20%

Cirrus Logic, Inc. (c)	166,699	8,860,052
MACOM Technology Solutions Holdings, Inc. (c)	361,874	15,321,745
Microsemi Corp. (c)	416,502	17,484,754
Power Integrations, Inc.	4,808	303,048
		41,969,599

Specialized Consumer Services–0.93%

ServiceMaster Global Holdings, Inc. (c)	362,900	12,222,472

Specialized REIT’s–1.11%

CubeSmart	532,449	14,514,560

Specialty Chemicals–3.37%

Minerals Technologies Inc.	201,536	14,246,580
PolyOne Corp.	367,060	12,410,299
Sensient Technologies Corp.	230,757	17,491,380
		44,148,259

Specialty Stores–2.47%

GNC Holdings, Inc. -Class A	377,919	7,717,106
Michaels Cos., Inc. (The) (c)	597,821	14,449,334

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Specialty Stores–(continued)

Sally Beauty Holdings, Inc. (c)	397,106	$10,197,682
		32,364,122

Technology Distributors–1.24%

Tech Data Corp. (c)	192,506	16,307,183

Technology Hardware, Storage & Peripherals–0.55%

Cray, Inc. (c)	308,570	7,263,738

Trucking–1.61%

Celadon Group, Inc.	563,261	4,922,901
Old Dominion Freight Line, Inc. (c)	236,201	16,205,751
		21,128,652
Total Common Stocks & Other Equity Interests (Cost $1,088,890,496)		1,285,710,471

Money Market Funds–0.90%

Government & Agency Portfolio – Institutional Class, 0.31% (d)	7,036,720	7,036,720
Treasury Portfolio –Institutional Class, 0.23% (d)	4,691,146	4,691,146
Total Money Market Funds (Cost $11,727,866)		11,727,866
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.93% (Cost $1,100,618,362)		1,297,438,337

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–1.66%

Government & Agency Portfolio –Institutional Class, 0.31% (Cost $21,760,123)(d)(e)	21,760,123	$21,760,123
TOTAL INVESTMENTS–100.59% (Cost $1,122,378,485)		1,319,198,460
OTHER ASSETS LESS LIABILITIES–(0.59)%		(7,673,727)
NET ASSETS–100.00%		$1,311,524,733

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2016.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $360,132,763 and $456,681,380, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 263,700,201
Aggregate unrealized (depreciation) of investment securities	(67,104,136)
Net unrealized appreciation of investment securities	$ 195,596,065
Cost of investments for tax purposes is $1,122,602,395.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.